Accrued liabilities and provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 7,754,012	$ 6,537,449	$ 5,917,870
Increase in abandonment costs	2,188,928	1,062,280	39,634
Additions (reversals)	262,253	307,646	197,934
Uses	(515,288)	(396,992)	(93,824)
Financial cost	226,806	186,518	379,524
Foreign currency translation	(3,950)	63,225	(300)
Transfers	5,527	(6,114)	96,611
Balance End Period	9,918,288	7,754,012	6,537,449
Current	789,297	814,409	558,828
Non-current	9,128,991	6,939,603	5,978,621
Asset retirement obligation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	6,719,275	5,527,324	5,064,660
Increase in abandonment costs	2,188,928	1,062,280	39,634
Additions (reversals)	112,486	71,015	110,587
Uses	(410,191)	(182,130)	(66,469)
Financial cost	226,803	186,518	379,891
Foreign currency translation	(5,240)	54,610	(979)
Transfers	3,359	(342)	0
Balance End Period	8,835,420	6,719,275	5,527,324
Current	589,411	549,678	199,824
Non-current	8,246,009	6,169,597	5,327,500
Litigation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	127,945	182,966	209,932
Increase in abandonment costs	0	0	0
Additions (reversals)	58,913	61,851	(19,185)
Uses	(45,342)	(114,647)	(7,742)
Financial cost	0	0	0
Foreign currency translation	79	(2,368)	(39)
Transfers	(4,166)	143	0
Balance End Period	137,429	127,945	182,966
Current	28,662	88,623	159,881
Non-current	108,767	39,322	23,085
Environmental contingencies provision [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	906,792	827,159	643,278
Increase in abandonment costs	0	0	0
Additions (reversals)	90,854	174,780	106,532
Uses	(59,755)	(100,215)	(19,613)
Financial cost	3	0	(367)
Foreign currency translation	1,211	10,983	718
Transfers	6,334	(5,915)	96,611
Balance End Period	945,439	906,792	827,159
Current	171,224	176,108	199,123
Non-current	$ 774,215	$ 730,684	$ 628,036